Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Net Operating Loss Carryforward	$ 518,200	$ 271,900
Valuation Allowance	$ (518,200)	$ (271,900)